Other Long-Term Assets (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012 number	Jun. 30, 2011	Dec. 31, 2011
Available For Sale Securities Continuous Unrealized Loss Position Abstract
Aggregate fair value of investments with unrealized losses (less than 12 months)	$ 5		$ 8
Aggregate fair value of investments with unrealized losses (more than 12 months)	0		0
Aggregate fair value of investments with unrealized losses (Total)	5		8
Aggregate unrealized losses (less than 12 months)	(2)		(3)
Aggregate unrealized losses (more than 12 months)	(2)		0
Aggregate unrealized losses (Total)	(4)		(3)
Available For Sale Securities Noncurrent [Abstract]
Cost	52		51
Gross unrealized gains	24		34
Gross unrealized losses	(4)		(3)
Fair value (net carrying value)	72		82
Number Of Investments	4
Held To Maturity Securities Debt Maturities Net Carrying Amount [Abstract]
Held To Maturity Securities Debt Maturities After Three Through Seven Years Net Carrying Amount	8
Held To Maturity Securities Debt Maturities Within One Year Net Carrying Amount	87
Marketable debt securities - held to maturity	8		8
Restricted cash	24		23
Notes, Loans and Financing Receivable, Net, Noncurrent [Abstract]
Notes And Loans Receivable Net Noncurrent	89		29
Other Assets Noncurrent [Abstract]
Investment in marketable equity securites - available for sale	72		82
Investment in marketable debt securities - held to maturity	8		8
Investment in non-marketable assets - held to maturity	2		2
Cost Method Investments	9		9
Investment in non-marketable debt securities - held to maturity	87		85
Restricted cash	24		23
Other non-current assets	117		101
Other long-term assets	1,146		1,001
Held To Maturity Securities Fair Value	11		11
Held-to-maturity Securities, Unrecognized Holding Gain	3		3
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	827		691
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairments recognized	1	2
South Africa [Member] | Village Main Reef Limited [Member]
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairments recognized	0	2
South Africa [Member] | First Uranium Corporation [Member]
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairments recognized	1	0
Investments In Unlisted Associates [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	5		5
Investments In Unlisted Associates [Member] | Orpheo (Pty) Ltd [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Other than Temporary Impairment, Tax Effect		0
Equity Method Investment, Other than Temporary Impairment		2
Investments In Listed Associates [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	19		15
Corporate Joint Venture [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	$ 803		$ 671